Loan to a SPAC I	12 Months Ended
Dec. 31, 2024
Loan to a SPAC I [Abstract]
LOAN TO A SPAC I

NOTE 18 — LOAN TO A SPAC I

On June 12, 2023, NewGenIvf Limited (the “Legacy NewGenIvf”) and A SPAC I Acquisition Corp (“A SPAC I”) entered into a First Amendment to Merger Agreement, pursuant to which the Legacy NewGenIvf agreed to provide non-interest bearing loans in an aggregate principal amount of up to $560,000 (the “Loan”) to A SPAC I to fund amounts required to further extend the period of time available for A SPAC I to consummate a business combination, and for working capital and payment of professional, administrative and operational expenses, and other purposes as mutually agreed by A SPAC I and the Legacy NewGenIvf. The Loan will only become repayable upon the closing of the Acquisition Merger. As of December 31, 2023, $140,000 was outstanding under the loan. The Legacy NewGenIvf completed the business combination with A SPAC I Acquisition Corp on April 3, 2024. After the combination, the balance of loan to ACSA was eliminated in the subsequent period.